Report of the directors financial review risk report - Reconciliation of gross carrying/notional amount and allow. for loans and advances to banks and customers incl. loan commitments and financial guarantees (Details) - USD ($)
$ in Millions
	6 Months Ended			12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2020
Other financial assets measured at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	$ 88,639
Financial assets, ending balance	84,574			$ 88,639
Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	391,762
Financial assets, ending balance	343,379			391,762
Other financial assets measured at amortised cost | Other financial assets measured at amortised cost | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	772,233
Financial assets, ending balance	854,280			772,233
Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Other financial assets measured at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	76,882
Financial assets, ending balance	76,489			76,882
12-month expected credit losses | Non-credit impaired | Other financial assets measured at amortised cost | Other financial assets measured at amortised cost | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	768,136
Financial assets, ending balance	848,848			768,136
12-month expected credit losses | Non-credit impaired | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	390,105
Financial assets, ending balance	341,205			390,105
Lifetime expected credit losses | Non-credit impaired | Other financial assets measured at amortised cost | Other financial assets measured at amortised cost | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	3,931
Financial assets, ending balance	5,162			3,931
Lifetime expected credit losses | Non-credit impaired | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,384
Financial assets, ending balance	1,931			1,384
Lifetime expected credit losses | Credit impaired | Other financial assets measured at amortised cost | Other financial assets measured at amortised cost | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	135
Financial assets, ending balance	237			135
Lifetime expected credit losses | Credit impaired | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	234
Financial assets, ending balance	202			234
Lifetime expected credit losses | POCI | Other financial assets measured at amortised cost | Other financial assets measured at amortised cost | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	31
Financial assets, ending balance	33			31
Lifetime expected credit losses | POCI | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	39
Financial assets, ending balance	41			39
Gross carrying/ nominal amount | Other financial assets measured at amortised cost | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,906,543
Financial assets, ending balance	2,013,784			1,906,543
Gross carrying/ nominal amount | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	391,903
Financial assets, ending balance	343,490			391,903
Gross carrying/ nominal amount | Financial instruments including loan commitments and financial guarantees | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	2,584,710
Financial assets, ending balance	2,702,431			2,584,710
Gross carrying/ nominal amount | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,750,586	$ 1,681,844		1,681,844
New financial assets originated or purchased	224,125			437,861
Assets derecognised (including final repayments)	(160,349)			(354,209)
Changes to risk parameters – further lending/repayments	(29,748)			(54,702)
Assets written off	(1,365)			(2,976)
Credit-related modifications that resulted in derecognition	(1)			(23)
Foreign exchange	(3,314)			42,568
Other	(207)			223
Financial assets, ending balance	1,779,727		$ 1,681,844	1,750,586
Gross carrying/ nominal amount | Other financial assets measured at amortised cost | Other financial assets measured at amortised cost | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	772,408
Financial assets, ending balance	854,504			772,408
Gross carrying/ nominal amount | Non-trading reverse purchase agreement commitments | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	61,716
Financial assets, ending balance	68,200			61,716
Gross carrying/ nominal amount | Non-trading reverse purchase agreement commitments | Other financial assets measured at amortised cost | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	230,628
Financial assets, ending balance	201,714			230,628
Gross carrying/ nominal amount | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	399,717
Financial assets, ending balance	348,107			399,717
Gross carrying/ nominal amount | 12-month expected credit losses | Non-credit impaired | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,506,451	1,561,613		1,561,613
Transfers of financial instruments:	(9,572)			(129,236)
– transfers from stage 1 to stage 2	(88,050)			(298,725)
– transfers from stage 2 to stage 1	79,249			172,894
– transfers to stage 3	(1,092)			(3,942)
– transfers from stage 3	321			537
New financial assets originated or purchased	224,124			437,836
Assets derecognised (including final repayments)	(143,261)			(313,347)
Changes to risk parameters – further lending/repayments	(25,456)			(83,147)
Foreign exchange	(3,130)			32,808
Other	(180)			(76)
Financial assets, ending balance	1,548,976		1,561,613	1,506,451
Gross carrying/ nominal amount | 12-month expected credit losses | Non-credit impaired | Other financial assets measured at amortised cost | Other financial assets measured at amortised cost | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	768,216
Financial assets, ending balance	848,978			768,216
Gross carrying/ nominal amount | 12-month expected credit losses | Non-credit impaired | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	390,193
Financial assets, ending balance	341,270			390,193
Gross carrying/ nominal amount | Lifetime expected credit losses | Non-credit impaired | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	223,432	105,551		105,551
Transfers of financial instruments:	6,141			116,783
– transfers from stage 1 to stage 2	88,050			298,725
– transfers from stage 2 to stage 1	(79,249)			(172,894)
– transfers to stage 3	(3,248)			(10,320)
– transfers from stage 3	588			1,272
Assets derecognised (including final repayments)	(15,521)			(37,409)
Changes to risk parameters – further lending/repayments	(3,440)			29,092
Foreign exchange	(91)			9,123
Other	(20)			292
Financial assets, ending balance	210,501		105,551	223,432
Gross carrying/ nominal amount | Lifetime expected credit losses | Non-credit impaired | Other financial assets measured at amortised cost | Other financial assets measured at amortised cost | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	3,975
Financial assets, ending balance	5,200			3,975
Gross carrying/ nominal amount | Lifetime expected credit losses | Non-credit impaired | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,404
Financial assets, ending balance	1,946			1,404
Gross carrying/ nominal amount | Lifetime expected credit losses | Credit impaired | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	20,424	14,335		14,335
Transfers of financial instruments:	3,431			12,453
– transfers to stage 3	4,340			14,262
– transfers from stage 3	(909)			(1,809)
Assets derecognised (including final repayments)	(1,559)			(3,430)
Changes to risk parameters – further lending/repayments	(808)			(597)
Assets written off	(1,356)			(2,946)
Credit-related modifications that resulted in derecognition	(1)			(23)
Foreign exchange	(92)			633
Other	(7)			(1)
Financial assets, ending balance	20,032		14,335	20,424
Gross carrying/ nominal amount | Lifetime expected credit losses | Credit impaired | Other financial assets measured at amortised cost | Other financial assets measured at amortised cost | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	177
Financial assets, ending balance	284			177
Gross carrying/ nominal amount | Lifetime expected credit losses | Credit impaired | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	257
Financial assets, ending balance	226			257
Gross carrying/ nominal amount | Lifetime expected credit losses | POCI | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	279	345		345
New financial assets originated or purchased	1			25
Assets derecognised (including final repayments)	(8)			(23)
Changes to risk parameters – further lending/repayments	(44)			(50)
Assets written off	(9)			(30)
Foreign exchange	(1)			4
Other				8
Financial assets, ending balance	218		345	279
Gross carrying/ nominal amount | Lifetime expected credit losses | POCI | Other financial assets measured at amortised cost | Other financial assets measured at amortised cost | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	40
Financial assets, ending balance	42			40
Gross carrying/ nominal amount | Lifetime expected credit losses | POCI | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	49
Financial assets, ending balance	48			49
Allowance for ECL
Increase (decrease) in financial assets [abstract]
Increase in financial assets	(2,000)			(1,300)
Allowance for ECL | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(15,700)
Foreign exchange	(100)
Financial assets, ending balance	(13,800)			(15,700)
ECL income statement change for the period	719
Increase in financial assets	(1,900)
Allowance for ECL | Other financial assets measured at amortised cost | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(14,707)
Financial assets, ending balance	(13,107)			(14,707)
Allowance for ECL | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(141)
Financial assets, ending balance	(111)			(141)
Allowance for ECL | Financial instruments including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(15,707)
Financial assets, ending balance	(13,812)			(15,707)
Total ECL income statement change for the period	719			(8,817)
Allowance for ECL | Financial instruments including loan commitments and financial guarantees | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(15,566)
Financial assets, ending balance	(13,701)			(15,566)
Total ECL income statement change for the period	693			(8,769)
Allowance for ECL | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(15,391)	(9,125)		(9,125)
Net remeasurement of ECL arising from transfer of stage	293			(1,001)
New financial assets originated or purchased	(268)			(654)
Assets derecognised (including final repayments)	580			1,111
Changes to risk parameters – further lending/repayments	922			488
Change in risk parameters – credit quality	989			(9,199)
Changes to models used for ECL calculation	0			433
Assets written off	1,353			2,974
Credit-related modifications that resulted in derecognition				7
Foreign exchange	9			(436)
Other	14			11
Financial assets, ending balance	(13,477)		(9,125)	(15,391)
ECL income statement change for the period	538			(8,822)
Recoveries	209			326
Other	(41)			(84)
Total ECL income statement change for the period	706	(6,464)	(2,116)	(8,580)
Increase in financial assets	(1,914)
Increase relating to volume movements	1,234
Exchange and other movements	23
Allowance for ECL | Other financial assets measured at amortised cost | Other financial assets measured at amortised cost | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(175)
Financial assets, ending balance	(224)			(175)
ECL income statement change for the period	(56)
Total ECL income statement change for the period	(56)			(95)
Allowance for ECL | Non-trading reverse purchase agreement commitments | Other financial assets measured at amortised cost | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	0			0
Allowance for ECL | Performance and other guarantees | IFRS 9
Increase (decrease) in financial assets [abstract]
Total ECL income statement change for the period	43			(94)
Allowance for ECL | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(141)
Financial assets, ending balance	(111)			(141)
Total ECL income statement change for the period	26			(48)
Allowance for ECL | 12-month expected credit losses | Non-credit impaired | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(2,331)	(1,464)		(1,464)
Transfers of financial instruments:	(993)			(1,122)
– transfers from stage 1 to stage 2	273			947
– transfers from stage 2 to stage 1	(1,239)			(2,073)
– transfers to stage 3	18			30
– transfers from stage 3	(45)			(26)
Net remeasurement of ECL arising from transfer of stage	625			907
New financial assets originated or purchased	(268)			(653)
Assets derecognised (including final repayments)	82			160
Changes to risk parameters – further lending/repayments	285			157
Change in risk parameters – credit quality	609			(408)
Changes to models used for ECL calculation	12			134
Foreign exchange	(7)			(47)
Other	7			5
Financial assets, ending balance	(1,979)		(1,464)	(2,331)
ECL income statement change for the period	1,345			297
Allowance for ECL | 12-month expected credit losses | Non-credit impaired | Other financial assets measured at amortised cost | Other financial assets measured at amortised cost | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(80)
Financial assets, ending balance	(130)			(80)
Allowance for ECL | 12-month expected credit losses | Non-credit impaired | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(88)
Financial assets, ending balance	(65)			(88)
Allowance for ECL | Lifetime expected credit losses | Non-credit impaired | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(5,403)	(2,441)		(2,441)
Transfers of financial instruments:	1,411			1,951
– transfers from stage 1 to stage 2	(273)			(947)
– transfers from stage 2 to stage 1	1,239			2,073
– transfers to stage 3	522			986
– transfers from stage 3	(77)			(161)
Net remeasurement of ECL arising from transfer of stage	(320)			(1,158)
Assets derecognised (including final repayments)	258			464
Changes to risk parameters – further lending/repayments	285			85
Change in risk parameters – credit quality	(397)			(4,374)
Changes to models used for ECL calculation	(12)			294
Foreign exchange	(19)			(223)
Other	5			(1)
Financial assets, ending balance	(4,192)		(2,441)	(5,403)
ECL income statement change for the period	(186)			(4,689)
Allowance for ECL | Lifetime expected credit losses | Non-credit impaired | Other financial assets measured at amortised cost | Other financial assets measured at amortised cost | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(44)
Financial assets, ending balance	(38)			(44)
Allowance for ECL | Lifetime expected credit losses | Non-credit impaired | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(20)
Financial assets, ending balance	(15)			(20)
Allowance for ECL | Lifetime expected credit losses | Credit impaired | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(7,544)	(5,121)		(5,121)
Transfers of financial instruments:	(418)			(829)
– transfers to stage 3	(540)			(1,016)
– transfers from stage 3	122			187
Net remeasurement of ECL arising from transfer of stage	(12)			(750)
Assets derecognised (including final repayments)	234			485
Changes to risk parameters – further lending/repayments	348			248
Change in risk parameters – credit quality	(1,229)			(4,378)
Changes to models used for ECL calculation	0			5
Assets written off	1,352			2,944
Credit-related modifications that resulted in derecognition				7
Foreign exchange	35			(163)
Other	2			8
Financial assets, ending balance	(7,232)		(5,121)	(7,544)
ECL income statement change for the period	(659)			(4,390)
Allowance for ECL | Lifetime expected credit losses | Credit impaired | Other financial assets measured at amortised cost | Other financial assets measured at amortised cost | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(42)
Financial assets, ending balance	(47)			(42)
Allowance for ECL | Lifetime expected credit losses | Credit impaired | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(23)
Financial assets, ending balance	(24)			(23)
Allowance for ECL | Lifetime expected credit losses | POCI | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(113)	$ (99)		(99)
New financial assets originated or purchased				(1)
Assets derecognised (including final repayments)	6			2
Changes to risk parameters – further lending/repayments	4			(2)
Change in risk parameters – credit quality	28			(39)
Assets written off	1			30
Foreign exchange				(3)
Other				(1)
Financial assets, ending balance	(74)		$ (99)	(113)
ECL income statement change for the period	38			(40)
Allowance for ECL | Lifetime expected credit losses | POCI | Other financial assets measured at amortised cost | Other financial assets measured at amortised cost | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(9)
Financial assets, ending balance	(9)			(9)
Allowance for ECL | Lifetime expected credit losses | POCI | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(10)
Financial assets, ending balance	$ (7)			$ (10)